Other Fixed Assets, Net	9 Months Ended
Mar. 31, 2014
Other Fixed Assets, Net
Other Fixed Assets, Net

8. Other Fixed Assets, Net

Other fixed assets of $60,904 as of March 31, 2014, represent leasehold improvements, software and furniture and fixtures at cost and had no accumulated depreciation as of March 31, 2014 as they had not yet been brought into use.